MANNING & NAPIER FUND, INC.

Supplement dated May 24, 2011 to the combined

Prospectus (the “Prospectus”) dated May 1, 2011 for the following Series:

Small Cap Series	Financial Services Series
Commodity Series	Core Bond Series
Technology Series	Core Plus Bond Series
International Series	Real Estate Series
Life Sciences Series	Diversified Tax Exempt Series
World Opportunities Series	New York Tax Exempt Series
High Yield Bond Series	Ohio Tax Exempt Series
Global Fixed Income Series

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

At a meeting on May 11, 2011, the Board of Directors of the Manning & Napier Fund, Inc. (the “Fund) approved changes to the investment objectives of the Core Bond Series and Core Plus Bond Series of the Fund. As a result of the foregoing, the following changes are being made to the Prospectus effective July 1, 2011.

Core Bond Series

The sub-section titled “Investment Goal” in the Core Bond Series’ Summary Section of the Prospectus is hereby deleted and replaced by the following:

Investment Goal

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

Core Plus Bond Series

The sub-section titled “Investment Goal” in the Core Plus Bond Series’ Summary Section of the Prospectus is hereby deleted and replaced by the following:

Investment Goal

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

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EXCRX Supp 052411

MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated May 24, 2011 to the

Statement of Additional Information (“SAI”) dated May 1, 2011

This supplement applies to the SAI of each of the following series of the Fund: Small Cap Series (Class A, B, Z, D, and E Shares), Commodity Series, Technology Series, High Yield Bond Series, International Series, Life Sciences Series, Global Fixed Income Series, World Opportunities Series (Class A, B, Z, D, and E Shares), New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Financial Services Series, Core Bond Series, Core Plus Bond Series, and Real Estate Series.

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The third paragraph of the section of the SAI titled “Investment Goals” is hereby deleted and replaced by the following:

The investment strategy of the Small Cap Series is to invest, under normal circumstances, at least 80% of its assets in companies with small market capitalizations. The investment strategy of the Commodity Series is to invest, under normal circumstances, at least 80% of its assets in commodity-based industries. The investment strategy of the Technology Series is to invest, under normal circumstances, at least 80% of its assets in stocks of technology-based industries. The investment strategy of the High Yield Bond Series is to invest, under normal circumstances, at least 80% of its assets in bonds that are rated below investment grade and those securities that are designed to track the performance of non-investment grade securities such as derivatives. The investment strategy of the Life Sciences Series is to invest, under normal circumstances, at least 80% of its assets in stocks of companies involved in the life sciences and related industries. The investment strategy of the Financial Services Series is to invest, under normal circumstances, at least 80% of its assets in securities of companies in the financial services and related industries. The investment strategy of the Core Bond Series is to invest, under normal circumstances, at least 80% of its assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. The investment strategy of the Core Plus Bond Series is to invest, under normal circumstances, at least 80% of its assets in bonds and other financial instruments with economic characteristics similar to bonds. The investment strategy of the Real Estate Series is to invest, under normal circumstances, at least 80% of its assets in securities of companies that are principally engaged in the real estate industry. Each of these Series will notify its shareholders at least sixty (60) days prior to any change in its respective policy.

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